Schedule of shares issued and outstanding (Details) - USD ($)	6 Months Ended		16 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Dec. 28, 2022
IfrsStatementLineItems [Line Items]
Balance, as at August 31, 2021	$ 25,565,544	$ 263,292	$ 25,565,544
Shares issued on vesting of RSUs, shares	91,635
Shares issued on vesting of RSUs		180,000
Convertible debt conversion		16,033,083
Common shares issued on private placement, net of costs		31,017,374
Shares for debt		226,556
Common shares issued on exercise of warrants		367,159
Balance, as at February 28, 2022	$ 20,229,764	$ 22,059,495	$ 20,229,764
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance , shares	15,543,309	7,746,136	15,543,309
Balance, as at August 31, 2021	$ 122,741,230	$ 69,380,807	$ 122,741,230
Shares issued on vesting of RSUs, shares	91,635	142,610	91,635
Shares issued on vesting of RSUs	$ 681,759	$ 970,366	$ 681,759
Convertible debt conversion, shares		1,542,184
Convertible debt conversion		$ 11,911,875
Common shares issued on private placement, net of costs, shares		4,435,433
Common shares issued on private placement, net of costs		$ 24,225,901
EB bonus shares, shares		6,666
EB bonus shares		$ 54,061
Shares for debt, shares		40,000
Shares for debt		$ 226,556
Common shares issued on exercise of warrants, shares		37,991
Common shares issued on exercise of warrants		$ 367,159
Balance , shares	15,634,944	13,951,020	15,634,944
Balance, as at February 28, 2022	$ 123,422,989	$ 107,136,725	$ 123,422,989